UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2017

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value
Common Stocks—35.6%
Consumer Discretionary—0.8%
Media—0.8%
DISH Network Corp., Cl. A1	273,794	$13,867,666
Live Nation Entertainment, Inc.[1]	201,830	9,159,045
		23,026,711

Consumer Staples—2.2%
Beverages—0.5%
Coca-Cola Co. (The)	310,150	14,195,566

Tobacco—1.7%
Altria Group, Inc.	411,945	27,942,229
Philip Morris International, Inc.	198,200	20,365,050
		48,307,279

Energy—3.7%
Energy Equipment & Services—0.5%
Halliburton Co.	144,306	6,029,105
Schlumberger Ltd.	105,926	6,657,449
		12,686,554

Oil, Gas & Consumable Fuels—3.2%
Canadian Natural Resources Ltd.	150,888	5,117,900
Chevron Corp.	121,748	14,486,794
ConocoPhillips	223,212	11,357,027
EOG Resources, Inc.	118,140	12,088,085
Newfield Exploration Co.[1]	163,786	5,065,901
Noble Energy, Inc.	181,832	4,782,182
Occidental Petroleum Corp.	189,953	13,391,686
TOTAL SA, Sponsored ADR	297,640	16,831,542
Valero Energy Corp.	84,318	7,219,307
		90,340,424

Financials—6.1%
Capital Markets—0.4%
Goldman Sachs Group, Inc. (The)	23,550	5,831,922
Raymond James Financial, Inc.	57,990	5,120,517
		10,952,439

Commercial Banks—2.0%
JPMorgan Chase & Co.	102,580	10,721,661
M&T Bank Corp.	216,220	36,530,369
PNC Financial Services Group, Inc. (The)	48,960	6,881,818
		54,133,848

Insurance—2.1%
Allstate Corp. (The)	208,840	21,439,514

1 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Chubb Ltd.	249,550	$37,959,051
		59,398,565

Real Estate Investment Trusts (REITs)—1.6%
American Assets Trust, Inc.	105,080	4,135,949
Blackstone Mortgage Trust, Inc., Cl. A	767,810	25,122,743
Starwood Property Trust, Inc.	762,540	16,531,867
		45,790,559

Health Care—5.3%
Biotechnology—0.4%
Shire plc, ADR	80,170	11,925,287

Health Care Equipment & Supplies—0.7%
Abbott Laboratories	110,460	6,226,630
Medtronic plc	158,310	13,002,000
		19,228,630

Health Care Providers & Services—2.2%
Cigna Corp.	111,300	23,565,549
HCA Healthcare, Inc.[1]	72,729	6,181,965
UnitedHealth Group, Inc.	138,494	31,600,176
		61,347,690

Pharmaceuticals—2.0%
Allergan plc	61,280	10,652,303
Bristol-Myers Squibb Co.	97,900	6,186,301
Merck & Co., Inc.	207,200	11,451,944
Novartis AG, Sponsored ADR	162,910	13,977,678
Roche Holding AG	49,296	12,439,439
		54,707,665

Industrials—6.3%
Aerospace & Defense—3.3%
L3 Technologies, Inc.	98,160	19,493,594
Lockheed Martin Corp.	100,660	32,122,619
Northrop Grumman Corp.	76,840	23,620,616
Raytheon Co.	79,650	15,225,098
		90,461,927

Airlines—0.2%
United Continental Holdings, Inc.[1]	72,186	4,570,818

Commercial Services & Supplies—1.3%
Johnson Controls International plc	390,011	14,680,014
Republic Services, Inc., Cl. A	329,550	21,400,977
		36,080,991

2 OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Construction & Engineering—0.3%
Granite Construction, Inc.	116,440	$7,728,123

Industrial Conglomerates—1.0%
General Electric Co.	748,660	13,692,991
Honeywell International, Inc.	100,053	15,604,266
		29,297,257

Road & Rail—0.2%
Union Pacific Corp.	44,750	5,660,875

Information Technology—4.9%
Communications Equipment—1.2%
Cisco Systems, Inc.	730,152	27,234,670
CommScope Holding Co., Inc.[1]	222,500	8,007,775
		35,242,445

Internet Software & Services—1.1%
Alphabet, Inc., Cl. A1	29,310	30,370,143

Semiconductors & Semiconductor Equipment—1.4%
QUALCOMM, Inc.	235,330	15,611,792
Xilinx, Inc.	326,702	22,709,056
		38,320,848

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	191,105	32,841,394

Materials—1.9%
Chemicals—0.6%
Celanese Corp., Cl. A	157,093	16,846,654

Containers & Packaging—1.1%
Packaging Corp. of America	99,160	11,760,376
Sonoco Products Co.	330,830	17,702,713
		29,463,089

Metals & Mining—0.2%
Steel Dynamics, Inc.	132,000	5,082,000

Telecommunication Services—2.4%
Diversified Telecommunication Services—2.4%
AT&T, Inc.	628,350	22,859,373
BCE, Inc.	481,180	23,005,216
Verizon Communications, Inc.	386,550	19,671,529
		65,536,118

Utilities—2.0%
Electric Utilities—1.4%
Edison International	210,650	17,119,526

3 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electric Utilities (Continued)
NextEra Energy, Inc.	100,998	$15,961,724
PG&E Corp.	105,280	5,710,387
		38,791,637

Multi-Utilities—0.6%
CMS Energy Corp.	357,070	17,817,793
Total Common Stocks (Cost $999,356,803)		990,153,329

Preferred Stocks—1.3%
Citigroup Capital XIII, 7.75% [US0003M+637] Cum., Non-Vtg.[2]	1,066,101	29,232,489
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	1,833	1,869,660
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	4,500	4,590,000
Total Preferred Stocks (Cost $34,750,672)		35,692,149
	Principal Amount
Asset-Backed Securities—7.7%
American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. D, 5.24%, 2/10/22[3]	$410,000	413,434
Series 2015-1, Cl. B, 2.85%, 2/12/21[3]	237,866	238,027
Series 2015-3, Cl. B, 3.56%, 10/12/21[3]	644,385	646,883
Series 2015-3, Cl. C, 4.84%, 10/12/21[3]	960,000	981,697
Series 2015-3, Cl. D, 5.86%, 7/12/22[3]	955,000	977,839
Series 2016-4, Cl. B, 2.11%, 2/12/21[3]	1,365,000	1,364,831
Series 2017-3, Cl. B, 2.25%, 1/11/21[3]	425,000	423,974
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Cl. D, 3.31%, 10/8/19	350,000	351,746
Series 2015-2, Cl. D, 3.00%, 6/8/21	1,555,000	1,570,687
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,065,000	2,086,424
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,610,000	1,603,180
Bear Stearns Structured Products Trust:
Series 2007-EMX1, Cl. A2, 2.629% [US0001M+130], 3/25/37[2,3]	5,900,000	5,843,351
Series 2007-EMX1, Cl. M1, 3.329% [US0001M+200], 3/25/37[2,3]	8,000,000	7,540,018
Blade Engine Securitization Ltd., Series 2006-1A, Cl. A1, 2.25% [LIBOR01M+100], 9/15/41[2,4,5]	1,252,018	678,228
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.90% [LIBOR01M+65], 8/16/21[2,3]	785,000	787,901
Series 2016-1, Cl. A1, 1.78%, 6/15/22	2,095,000	2,086,029
Series 2016-1, Cl. A2, 2.10% [LIBOR01M+85], 6/15/22[2]	4,190,000	4,232,644
Capital Auto Receivables Asset Trust:
Series 2014-1, Cl. D, 3.39%, 7/22/19	580,000	583,203
Series 2017-1, Cl. D, 3.15%, 2/20/25[3]	275,000	274,200
Capital One Multi-Asset Execution Trust:
Series 2016-A1, Cl. A1, 1.70% [LIBOR01M+45], 2/15/22[2]	2,690,000	2,702,734
Series 2016-A3, Cl. A3, 1.34%, 4/15/22	2,320,000	2,298,230
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[3]	1,035,000	1,051,090
Series 2015-1A, Cl. A, 1.75%, 6/15/21[3]	212,714	212,578
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	655,000	659,256

4 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
CarMax Auto Owner Trust: (Continued)
Series 2015-3, Cl. D, 3.27%, 3/15/22	$1,975,000	$1,984,695
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,300,000	1,312,980
Series 2016-3, Cl. D, 2.94%, 1/17/23	760,000	753,352
Series 2016-4, Cl. D, 2.91%, 4/17/23	1,710,000	1,691,486
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,565,000	1,569,362
Series 2017-4, Cl. D, 3.30%, 5/15/24	705,000	701,674
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[3]	1,580,000	1,567,439
Chase Issuance Trust, Series 2014-A5, Cl. A5, 1.62% [LIBOR01M+37], 4/15/21[2]	1,690,000	1,697,209
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[3]	910,000	909,725
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	4,420,000	4,432,404
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	475,000	475,776
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[3]	685,000	696,943
Series 2017-C, Cl. A, 1.78%, 9/15/20[3]	506,593	506,200
Series 2017-C, Cl. B, 2.30%, 7/15/21[3]	685,000	682,673
CPS Auto Trust:
Series 2017-A, Cl. B, 2.68%, 5/17/21[3]	210,000	210,594
Series 2017-D, Cl. B, 2.43%, 1/18/22[3]	1,180,000	1,177,134
Credit Acceptance Auto Loan Trust, Series 2017-3A, Cl. C, 3.48%, 10/15/26[4]	1,415,000	1,414,775
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.559% [US0001M+23], 4/25/36[2]	883,653	885,529
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[3]	470,000	468,467
Discover Card Execution Note Trust:
Series 2012-A6, Cl. A6, 1.67%, 1/18/22	2,105,000	2,094,462
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	3,855,000	3,845,955
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	4,235,000	4,188,480
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[3]	115,000	117,109
Series 2015-CA, Cl. D, 4.20%, 9/15/21[3]	445,000	455,824
Series 2016-BA, Cl. C, 3.19%, 7/15/22[3]	1,040,000	1,049,848
Series 2016-CA, Cl. C, 3.02%, 11/15/21[3]	980,000	989,261
Series 2016-CA, Cl. D, 4.18%, 3/15/24[3]	1,070,000	1,102,624
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,065,000	1,067,118
Series 2017-2, Cl. B, 2.25%, 6/15/21	685,000	686,012
Series 2017-2, Cl. C, 2.75%, 9/15/23	750,000	752,404
Series 2017-3, Cl. C, 2.80%, 7/15/22	785,000	786,982
Series 2017-AA, Cl. C, 2.98%, 1/18/22[3]	1,210,000	1,219,252
Series 2017-AA, Cl. D, 4.16%, 5/15/24[3]	1,410,000	1,447,966
Series 2017-BA, Cl. D, 3.72%, 10/17/22[3]	1,525,000	1,536,951
DT Auto Owner Trust:
Series 2014-2A, Cl. D, 3.68%, 4/15/21[3]	1,745,677	1,754,206
Series 2015-2A, Cl. D, 4.25%, 2/15/22[3]	780,000	795,169
Series 2016-1A, Cl. B, 2.79%, 5/15/20[3]	267,779	267,875
Series 2016-4A, Cl. E, 6.49%, 9/15/23[3]	495,000	510,680
Series 2017-1A, Cl. C, 2.70%, 11/15/22[3]	565,000	564,013

5 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
DT Auto Owner Trust: (Continued)
Series 2017-1A, Cl. D, 3.55%, 11/15/22[3]	$1,060,000	$1,062,333
Series 2017-1A, Cl. E, 5.79%, 2/15/24[3]	1,025,000	1,043,167
Series 2017-2A, Cl. B, 2.44%, 2/15/21[3]	855,000	856,856
Series 2017-2A, Cl. D, 3.89%, 1/15/23[3]	1,165,000	1,176,472
Series 2017-3A, Cl. B, 2.40%, 5/17/21[3]	1,235,000	1,232,991
Series 2017-3A, Cl. E, 5.60%, 8/15/24[3]	1,015,000	1,026,787
Series 2017-4A, Cl. C, 2.86%, 7/17/23[3]	110,000	110,007
Series 2017-4A, Cl. D, 3.47%, 7/17/23[3]	1,675,000	1,676,889
Series 2017-4A, Cl. E, 5.15%, 11/15/24[3]	990,000	993,171
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[3]	1,131,834	1,130,675
Evergreen Credit Card Trust, Series 2016-3, Cl. A, 1.75% [LIBOR01M+50], 11/16/202,[3]	3,015,000	3,026,007
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[3]	1,947,108	1,970,999
Series 2014-2A, Cl. C, 3.26%, 12/16/19[3]	708,613	711,938
Series 2017-3A, Cl. A, 2.05%, 12/15/21[3]	1,012,882	1,012,505
Fieldstone Mortgage Investment Trust, Series 2004-5, Cl. M3, 3.354% [US0001M+202.5], 2/25/35[2]	5,355,862	5,156,099
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[3]	435,000	439,781
Series 2014-1, Cl. D, 4.83%, 6/15/20[3]	200,000	202,932
Series 2016-1, Cl. C, 6.22%, 6/15/22[3]	2,410,000	2,538,732
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[3]	112,551	112,005
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	795,000	788,776
GSAMP Trust:
Series 2005-HE4, Cl. M3, 2.109% [US0001M+78], 7/25/45[2]	13,300,000	13,230,268
Series 2005-HE5, Cl. M3, 1.789% [US0001M+46], 11/25/35[2]	4,060,889	3,901,649
Series 2007-HS1, Cl. M4, 3.579% [US0001M+225], 2/25/47[2]	4,849,000	5,035,941
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 1.779% [US0001M+45], 12/25/35[2]	5,480,000	5,479,731
Long Beach Mortgage Loan Trust, Series 2005-WL3, Cl. M1, 1.974% [US0001M+64.5], 11/25/35[2]	2,390,000	2,364,606
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-NC1, Cl. M1, 1.709% [US0001M+38], 12/25/35[2]	12,287,000	12,020,279
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.538% [LIBOR01M+330], 9/27/21[2,3]	495,000	495,855
Series 2017-1, Cl. C, 2.788% [LIBOR01M+155], 6/27/22[2,3]	400,000	402,450
Series 2017-1, Cl. D, 3.538% [LIBOR01M+230], 6/27/22[2,3]	465,000	465,172
New Century Home Equity Loan Trust:
Series 2005-1, Cl. M2, 2.049% [US0001M+72], 3/25/35[2]	4,383,661	4,164,884
Series 2005-2, Cl. M3, 2.064% [US0001M+73.5], 6/25/35[2]	5,500,000	5,494,948
Nissan Auto Lease Trust, Series 2017-A, Cl. A3, 1.91%, 4/15/20	1,575,000	1,572,391
RASC Series Trust, Series 2006-KS2, Cl. M2, 1.719% [US0001M+39], 3/25/36[2]	4,875,000	4,743,681
Raspro Trust, Series 2005-1A, Cl. G, 1.725% [LIBOR03M+40], 3/23/24[2,4]	3,564,637	3,518,739
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[3]	2,055,000	2,059,283

6 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2013-A, Cl. E, 4.71%, 1/15/21[3]	$1,530,000	$1,543,242
Series 2014-1, Cl. E, 3.92%, 5/17/21	395,000	398,943
Series 2016-2, Cl. D, 3.39%, 4/15/22	825,000	835,725
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,085,000	1,088,571
Series 2017-1, Cl. E, 5.05%, 7/15/24[3]	2,735,000	2,821,092
Series 2017-2, Cl. D, 3.49%, 7/17/23	390,000	394,085
Series 2017-3, Cl. D, 3.20%, 11/15/23	2,695,000	2,696,066
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[3]	1,275,000	1,277,760
SG Mortgage Securities Trust, Series 2005-OPT1, Cl. M2, 1.779% [US0001M+45], 10/25/35[2]	6,129,000	5,929,678
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[3]	1,075,000	1,073,096
Verizon Owner Trust, Series 2017-3A, Cl. A1A, 2.06%, 4/20/22[3]	1,260,000	1,257,989
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[3]	1,105,000	1,104,384
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[3]	1,295,000	1,333,678
Series 2017-2A, Cl. E, 4.63%, 7/15/24[4]	1,710,000	1,717,502
World Financial Network Credit Card Master Trust:
Series 2012-D, Cl. A, 2.15%, 4/17/23	1,040,000	1,040,763
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,455,000	2,448,444
Series 2017-A, Cl. A, 2.12%, 3/15/24	2,775,000	2,764,555
Series 2017-B, Cl. A, 1.98%, 6/15/23	2,105,000	2,101,122
Series 2017-C, Cl. A, 2.31%, 8/15/24	2,845,000	2,845,222
Total Asset-Backed Securities (Cost $205,500,061)		213,869,708

Mortgage-Backed Obligations—20.7%
Government Agency—13.9%
FHLMC/FNMA/FHLB/Sponsored—10.5%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	133,242	135,331
5.00%, 12/1/34	43,073	46,963
6.00%, 5/1/18	80	81
6.50%, 7/1/28-4/1/34	118,533	131,331
7.00%, 10/1/31	100,857	112,142
9.00%, 8/1/22-5/1/25	4,870	5,198
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183,Cl. IO, 67.244%, 4/1/27[6]	82,440	15,209
Series 192,Cl. IO, 99.999%, 2/1/28[6]	26,795	5,055
Series 243,Cl. 6, 0.00%, 12/15/32[6,7]	86,376	14,992
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,076,813	2,073,207
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.- Backed Security, Series 176, Cl. PO, 4.127%, 6/1/26[8]	27,337	25,424
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2034,Cl. Z, 6.50%, 2/15/28	62,250	68,959
Series 2043,Cl. ZP, 6.50%, 4/15/28	284,240	316,585
Series 2053,Cl. Z, 6.50%, 4/15/28	56,027	62,079
Series 2279,Cl. PK, 6.50%, 1/15/31	115,646	129,028
Series 2326,Cl. ZP, 6.50%, 6/15/31	51,615	56,815

7 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2427,Cl. ZM, 6.50%, 3/15/32	$211,921	$233,133
Series 2461,Cl. PZ, 6.50%, 6/15/32	248,449	275,490
Series 2564,Cl. MP, 5.00%, 2/15/18	51,597	51,714
Series 2585,Cl. HJ, 4.50%, 3/15/18	25,589	25,631
Series 2626,Cl. TB, 5.00%, 6/15/33	219,256	231,137
Series 2635,Cl. AG, 3.50%, 5/15/32	65,361	66,628
Series 2707,Cl. QE, 4.50%, 11/15/18	100,014	100,684
Series 2770,Cl. TW, 4.50%, 3/15/19	15,637	15,812
Series 3010,Cl. WB, 4.50%, 7/15/20	100,673	102,508
Series 3025,Cl. SJ, 20.166% [(3.667) x LIBOR01M+2,475], 8/15/35[2]	31,103	45,619
Series 3030,Cl. FL, 1.65% [LIBOR01M+40], 9/15/35[2]	465,909	468,101
Series 3645,Cl. EH, 3.00%, 12/15/20	8,758	8,810
Series 3741,Cl. PA, 2.15%, 2/15/35	530,020	530,190
Series 3815,Cl. BD, 3.00%, 10/15/20	8,584	8,611
Series 3822,Cl. JA, 5.00%, 6/15/40	94,187	96,937
Series 3840,Cl. CA, 2.00%, 9/15/18	6,804	6,793
Series 3848,Cl. WL, 4.00%, 4/15/40	413,251	422,854
Series 3857,Cl. GL, 3.00%, 5/15/40	35,678	36,115
Series 4221,Cl. HJ, 1.50%, 7/15/23	937,112	924,646
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2130,Cl. SC, 86.24%, 3/15/29[6]	61,050	9,830
Series 2796,Cl. SD, 99.999%, 7/15/26[6]	111,110	16,651
Series 2815,Cl. PT, 99.999%, 11/15/32[6]	153,785	1,148
Series 2920,Cl. S, 50.773%, 1/15/35[6]	631,147	100,911
Series 2922,Cl. SE, 13.925%, 2/15/35[6]	159,859	26,938
Series 2937,Cl. SY, 17.447%, 2/15/35[6]	1,796,938	278,465
Series 2981,Cl. AS, 9.17%, 5/15/35[6]	1,321,601	179,523
Series 3397,Cl. GS, 0.00%, 12/15/37[6,7]	304,590	50,111
Series 3424,Cl. EI, 0.00%, 4/15/38[6,7]	110,711	9,849
Series 3450,Cl. BI, 17.985%, 5/15/38[6]	741,894	111,899
Series 3606,Cl. SN, 17.308%, 12/15/39[6]	317,457	49,365
Federal National Mortgage Assn.:
2.50%, 12/1/32[9]	15,585,000	15,550,603
3.00%, 12/1/32[9]	54,280,000	55,301,133
3.50%, 12/1/47[9]	66,755,000	68,425,232
4.00%, 12/1/47[9]	55,560,000	58,038,494
4.50%, 12/1/47[9]	53,735,000	57,137,664
5.00%, 12/1/47[9]	15,020,000	16,240,376
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	20,136	20,508
5.50%, 2/1/35-4/1/39	959,703	1,066,595
6.50%, 10/1/19-11/1/31	316,292	354,306
7.00%, 12/1/32-4/1/35	23,671	25,324
7.50%, 1/1/33-3/1/33	1,539,801	1,800,496
8.50%, 7/1/32	6,482	6,954

8 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222,Cl. 2, 99.999%, 6/25/23[6]	$162,183	$21,129
Series 252,Cl. 2, 99.999%, 11/25/23[6]	143,730	21,619
Series 303,Cl. IO, 83.729%, 11/25/29[6]	75,491	18,533
Series 308,Cl. 2, 51.752%, 9/25/30[6]	183,700	49,836
Series 320,Cl. 2, 42.041%, 4/25/32[6]	666,738	166,522
Series 321,Cl. 2, 13.483%, 4/25/32[6]	452,001	107,857
Series 331,Cl. 9, 21.943%, 2/25/33[6]	181,716	37,543
Series 334,Cl. 17, 19.177%, 2/25/33[6]	95,466	18,830
Series 339,Cl. 12, 0.00%, 6/25/33[6,7]	317,226	73,799
Series 339,Cl. 7, 0.00%, 11/25/33[6,7]	383,246	80,107
Series 343,Cl. 13, 0.00%, 9/25/33[6,7]	343,684	77,034
Series 343,Cl. 18, 0.00%, 5/25/34[6,7]	92,077	19,551
Series 345,Cl. 9, 0.00%, 1/25/34[6,7]	155,080	32,406
Series 351,Cl. 10, 0.00%, 4/25/34[6,7]	103,397	22,520
Series 351,Cl. 8, 0.00%, 4/25/34[6,7]	181,788	36,375
Series 356,Cl. 10, 0.00%, 6/25/35[6,7]	129,549	28,323
Series 356,Cl. 12, 0.00%, 2/25/35[6,7]	63,865	14,026
Series 362,Cl. 13, 0.00%, 8/25/35[6,7]	232,405	51,907
Series 364,Cl. 16, 0.00%, 9/25/35[6,7]	276,213	61,716
Series 365,Cl. 16, 0.00%, 3/25/36[6,7]	622,390	127,366
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-87,Cl. Z, 6.50%, 6/25/23	140,684	150,510
Series 1998-61,Cl. PL, 6.00%, 11/25/28	79,688	88,092
Series 1999-54,Cl. LH, 6.50%, 11/25/29	124,721	138,392
Series 2001-51,Cl. OD, 6.50%, 10/25/31	198,428	214,396
Series 2003-100,Cl. PA, 5.00%, 10/25/18	176,707	177,685
Series 2003-130,Cl. CS, 11.445% [(2) x LIBOR01M+1,410], 12/25/33[2]	77,602	82,953
Series 2003-28,Cl. KG, 5.50%, 4/25/23	318,703	335,343
Series 2003-84,Cl. GE, 4.50%, 9/25/18	12,308	12,379
Series 2004-25,Cl. PC, 5.50%, 1/25/34	73,759	74,834
Series 2005-104,Cl. MC, 5.50%, 12/25/25	1,700,625	1,791,542
Series 2005-31,Cl. PB, 5.50%, 4/25/35	1,430,000	1,588,579
Series 2005-73,Cl. DF, 1.578% [LIBOR01M+25], 8/25/35[2]	591,826	594,310
Series 2006-11,Cl. PS, 19.699% [(3.667) x LIBOR01M+2,456.67], 3/25/36[2]	107,242	170,709
Series 2006-46,Cl. SW, 19.332% [(3.667) x LIBOR01M+2,419.92], 6/25/36[2]	74,594	112,646
Series 2006-50,Cl. KS, 19.333% [(3.667) x LIBOR01M+2,420], 6/25/36[2]	148,561	228,127
Series 2006-50,Cl. SK, 19.333% [(3.667) x LIBOR01M+2,420], 6/25/36[2]	30,103	45,895
Series 2008-75,Cl. DB, 4.50%, 9/25/23	66,037	66,451
Series 2009-113,Cl. DB, 3.00%, 12/25/20	179,845	180,545
Series 2009-36,Cl. FA, 2.268% [LIBOR01M+94], 6/25/37[2]	154,460	157,933
Series 2009-37,Cl. HA, 4.00%, 4/25/19	34,751	34,808
Series 2009-70,Cl. TL, 4.00%, 8/25/19	178,214	178,705
Series 2010-43,Cl. KG, 3.00%, 1/25/21	114,499	115,107

9 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2011-15,Cl. DA, 4.00%, 3/25/41	$93,907	$95,865
Series 2011-3,Cl. EL, 3.00%, 5/25/20	308,713	309,643
Series 2011-3,Cl. KA, 5.00%, 4/25/40	562,274	596,758
Series 2011-38,Cl. AH, 2.75%, 5/25/20	6,816	6,819
Series 2011-82,Cl. AD, 4.00%, 8/25/26	256,341	258,706
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-15,Cl. SA, 99.999%, 3/17/31[6]	22,590	1,521
Series 2001-65,Cl. S, 49.206%, 11/25/31[6]	164,572	32,465
Series 2001-81,Cl. S, 43.099%, 1/25/32[6]	40,792	7,780
Series 2002-47,Cl. NS, 39.92%, 4/25/32[6]	98,314	20,037
Series 2002-51,Cl. S, 30.135%, 8/25/32[6]	90,265	17,566
Series 2002-52,Cl. SD, 73.241%, 9/25/32[6]	141,004	29,308
Series 2002-60,Cl. SM, 24.878%, 8/25/32[6]	127,542	21,215
Series 2002-7,Cl. SK, 33.829%, 1/25/32[6]	39,658	7,082
Series 2002-75,Cl. SA, 39.126%, 11/25/32[6]	199,926	40,450
Series 2002-77,Cl. BS, 31.334%, 12/18/32[6]	86,578	17,656
Series 2002-77,Cl. SH, 47.825%, 12/18/32[6]	59,134	11,600
Series 2002-89,Cl. S, 71.816%, 1/25/33[6]	321,321	67,715
Series 2002-9,Cl. MS, 41.133%, 3/25/32[6]	54,052	10,142
Series 2002-90,Cl. SN, 25.588%, 8/25/32[6]	65,676	10,925
Series 2002-90,Cl. SY, 32.923%, 9/25/32[6]	33,456	5,675
Series 2003-33,Cl. SP, 37.195%, 5/25/33[6]	179,082	40,035
Series 2003-46,Cl. IH, 0.00%, 6/25/23[6,7]	287,671	29,196
Series 2004-54,Cl. DS, 99.999%, 11/25/30[6]	129,545	22,347
Series 2004-56,Cl. SE, 13.056%, 10/25/33[6]	238,993	47,711
Series 2005-12,Cl. SC, 36.343%, 3/25/35[6]	75,291	10,848
Series 2005-19,Cl. SA, 62.391%, 3/25/35[6]	1,551,461	269,686
Series 2005-40,Cl. SA, 63.182%, 5/25/35[6]	340,800	48,106
Series 2005-52,Cl. JH, 38.401%, 5/25/35[6]	844,293	123,493
Series 2005-6,Cl. SE, 99.999%, 2/25/35[6]	678,183	117,248
Series 2005-93,Cl. SI, 15.823%, 10/25/35[6]	373,284	53,897
Series 2008-55,Cl. SA, 0.00%, 7/25/38[6,7]	152,032	15,219
Series 2009-8,Cl. BS, 0.00%, 2/25/24[6,7]	11,067	450
Series 2011-96,Cl. SA, 7.07%, 10/25/41[6]	908,592	140,450
Series 2012-134,Cl. SA, 6.13%, 12/25/42[6]	2,679,677	536,201
Series 2012-40,Cl. PI, 6.218%, 4/25/41[6]	2,796,070	422,396
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.135%, 9/25/23[8]	63,628	59,336
		292,764,674

GNMA/Guaranteed—3.4%
Government National Mortgage Assn. II Pool:
3.50%, 12/1/47[9]	29,785,000	30,792,571
4.00%, 12/1/47[9]	60,570,000	63,234,131

10 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15,Cl. SM, 99.999%, 2/16/32[6]	$164,110	$1,007
Series 2002-41,Cl. GS, 99.999%, 6/16/32[6]	36,600	2,391
Series 2002-76,Cl. SY, 99.999%, 12/16/26[6]	352,281	42,890
Series 2007-17,Cl. AI, 47.326%, 4/16/37[6]	1,471,870	252,637
Series 2011-52,Cl. HS, 24.954%, 4/16/41[6]	1,670,861	238,183
		94,563,810

Non-Agency—6.8%
Commercial—2.8%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[2,3]	410,385	412,394
CD Commercial Mortgage Trust:
Series 2016-CD2,Cl. AM, 3.668%, 11/10/49[10]	1,035,000	1,060,155
Series 2017-CD3,Cl. AS, 3.833%, 2/10/50	1,475,000	1,523,961
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.409%, 11/13/50[6]	5,880,000	399,797
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.364%, 1/25/36[10]	892,084	870,215
Citigroup Commercial Mortgage Trust:
Series 2012-GC8,Cl. AAB, 2.608%, 9/10/45	411,317	414,289
Series 2014-GC21,Cl. AAB, 3.477%, 5/10/47	710,000	734,518
Citigroup Commercial Mortgage Trust, Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 13.62%, 10/12/50[6]	15,384,018	1,228,097
COMM Mortgage Trust:
Series 2013-CR13,Cl. ASB, 3.706%, 11/12/46	1,355,000	1,410,348
Series 2013-CR6,Cl. AM, 3.147%, 3/10/46[3]	1,520,000	1,531,785
Series 2013-CR7,Cl. D, 4.426%, 3/10/46[3,10]	2,075,000	1,651,026
Series 2014-CR21,Cl. AM, 3.987%, 12/10/47	4,410,000	4,618,811
Series 2014-LC15,Cl. AM, 4.198%, 4/10/47	980,000	1,036,003
Series 2014-UBS6,Cl. AM, 4.048%, 12/10/47	3,020,000	3,158,350
Series 2015-CR23,Cl. AM, 3.801%, 5/10/48	1,760,000	1,814,917
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 2012-CR5, Cl. XA, 24.786%, 12/10/45[6]	4,991,456	288,331
Connecticut Avenue Securities, Series 2017-C04, Cl. 2M2, 4.178%
[US0001M+285], 11/25/29[2]	1,310,000	1,341,985
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,146,879	1,003,845
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	945,000	955,794
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8,
Cl. 1A6, 1.979% [US0001M+65], 11/25/35[2]	501,779	359,692
FREMF Mortgage Trust:
Series 2011-K702,Cl. B, 4.937%, 4/25/44[3,10]	360,000	360,905
Series 2013-K25,Cl. C, 3.744%, 11/25/45[3,10]	350,000	345,711
Series 2013-K26,Cl. C, 3.721%, 12/25/45[3,10]	460,000	454,736
Series 2013-K27,Cl. C, 3.615%, 1/25/46[3,10]	400,000	393,285
Series 2013-K28,Cl. C, 3.61%, 6/25/46[3,10]	2,460,000	2,416,776

11 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K712,Cl. C, 3.477%, 5/25/45[3,10]	$730,000	$732,992
Series 2013-K713,Cl. C, 3.274%, 4/25/46[3,10]	480,000	479,547
Series 2014-K714,Cl. C, 3.98%, 1/25/47[3,10]	325,000	326,764
Series 2014-K715,Cl. C, 4.266%, 2/25/46[3,10]	155,000	158,033
Series 2014-K717,Cl. B, 3.753%, 11/25/47[3,10]	190,000	194,613
Series 2015-K44,Cl. B, 3.81%, 1/25/48[3,10]	170,000	172,643
Series 2017-K62,Cl. B, 4.004%, 1/25/50[3,10]	150,000	153,075
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[3]	740,000	746,707
GS Mortgage Securities Trust:
Series 2013-GC12,Cl. AAB, 2.678%, 6/10/46	255,000	257,272
Series 2013-GC16,Cl. AS, 4.649%, 11/10/46	455,000	489,780
Series 2014-GC18,Cl. AAB, 3.648%, 1/10/47	620,000	643,818
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[3,10]	1,050,935	1,013,920
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-LC9,Cl. A4, 2.611%, 12/15/47	160,000	159,599
Series 2013-C10,Cl. AS, 3.372%, 12/15/47	2,090,000	2,116,671
Series 2013-C16,Cl. AS, 4.517%, 12/15/46	2,005,000	2,150,690
Series 2013-LC11,Cl. AS, 3.216%, 4/15/46	273,000	276,300
Series 2013-LC11,Cl. ASB, 2.554%, 4/15/46	375,000	376,438
Series 2014-C20,Cl. AS, 4.043%, 7/15/47	1,570,000	1,641,979
Series 2016-JP3,Cl. A2, 2.435%, 8/15/49	1,355,000	1,351,180
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.591%, 7/25/35[10]	839,417	862,844
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 3.388%, 7/26/36[3,10]	822,407	788,243
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17,Cl. ASB, 3.705%, 1/15/47	285,000	296,585
Series 2014-C18,Cl. A3, 3.578%, 2/15/47	715,000	732,647
Series 2014-C19,Cl. ASB, 3.584%, 4/15/47	295,000	305,610
Series 2014-C24,Cl. B, 4.116%, 11/15/47[10]	1,945,000	1,998,819
Series 2014-C25,Cl. AS, 4.065%, 11/15/47	3,600,000	3,770,326
Series 2014-C26,Cl. AS, 3.80%, 1/15/48	1,775,000	1,830,638
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Cl. AS, 3.385%, 12/15/49	1,480,000	1,478,747
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7,Cl. AAB, 2.469%, 2/15/46	200,000	199,989
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	1,670,000	1,692,588
Series 2014-C14,Cl. B, 4.794%, 2/15/47[10]	80,000	85,022
Series 2014-C19,Cl. AS, 3.832%, 12/15/47	3,650,000	3,764,590
Series 2016-C30,Cl. AS, 3.175%, 9/15/49	2,555,000	2,492,452
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.963%, 11/26/36[3,10]	1,862,448	1,666,210
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.149%, 6/26/46[3,10]	870,598	872,382
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.018%, 7/26/45[3,10]	186,509	191,133

12 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.368%, 8/25/34[10]	$464,605	$467,469
Structured Agency Credit Risk Debt Nts., Series 2017-DNA2, Cl. M2, 4.778% [US0001M+345], 10/25/29[2]	1,055,000	1,122,134
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 11.765%, 11/15/50[6]	10,050,000	734,596
Wells Fargo Commercial Mortgage Trust:
Series 2015-C29,Cl. AS, 4.013%, 6/15/48[10]	1,250,000	1,309,571
Series 2016-C37,Cl. AS, 4.018%, 12/15/49	2,665,000	2,799,893
WF-RBS Commercial Mortgage Trust:
Series 2012-C7,Cl. E, 4.98%, 6/15/45[3,10]	500,000	420,828
Series 2013-C14,Cl. AS, 3.488%, 6/15/46	1,045,000	1,066,057
Series 2014-C20,Cl. AS, 4.176%, 5/15/47	905,000	945,032
Series 2014-C22,Cl. A3, 3.528%, 9/15/57	320,000	329,904
Series 2014-C25,3.984%, 11/15/47[10]	1,085,000	1,125,433
Series 2014-LC14,Cl. AS, 4.351%, 3/15/47[10]	1,000,000	1,057,338
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 32.375%, 3/15/44[3,6]	12,545,090	390,977
		78,025,804

Residential—4.0%
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 2.109% [US0001M+78], 6/25/35[2]	4,000,000	4,026,667
Banc of America Funding Trust:
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	142,385	133,250
Series 2007-C,Cl. 1A4, 3.431%, 5/20/36[10]	153,348	144,544
Series 2014-R7,Cl. 3A1, 3.392%, 3/26/36[3,10]	1,274,768	1,275,392
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	450,960	433,967
Bear Stearns ARM Trust:
Series 2005-2,Cl. A1, 3.26% [H15T1Y+245], 3/25/35[2]	1,355,519	1,372,975
Series 2005-9,Cl. A1, 3.52% [H15T1Y+230], 10/25/35[2]	937,998	959,779
Series 2006-1,Cl. A1, 3.67% [H15T1Y+225], 2/25/36[2]	1,348,151	1,354,337
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE6, Cl. M2, 2.334% [US0001M+100.5], 6/25/35[2]	3,286,232	3,334,790
CHL Mortgage Pass-Through Trust:
Series 2005-26,Cl. 1A8, 5.50%, 11/25/35	573,375	525,727
Series 2006-6,Cl. A3, 6.00%, 4/25/36	289,080	256,048
Citigroup Mortgage Loan Trust, Inc.:
Series 2004-OPT1,Cl. M3, 2.274% [US0001M+94.5], 10/25/34[2]	3,750,000	3,748,755
Series 2006-AR1,Cl. 1A1, 3.21% [H15T1Y+240], 10/25/35[2]	2,632,498	2,650,696
Connecticut Avenue Securities:
Series 2014-C02,Cl. 1M1, 2.278% [US0001M+95], 5/25/24[2]	931,894	934,914
Series 2014-C02,Cl. 2M1, 2.278% [US0001M+95], 5/25/24[2]	7,109	7,111
Series 2014-C03,Cl. 1M1, 2.528% [US0001M+120], 7/25/24[2]	61,247	61,279
Series 2014-C03,Cl. 1M2, 4.328% [US0001M+300], 7/25/24[2]	2,070,000	2,195,865
Series 2016-C03,Cl. 1M1, 3.329% [US0001M+200], 10/25/28[2]	106,418	108,191

13 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2016-C07,Cl. 2M1, 2.629% [US0001M+130], 5/25/29[2]	$1,192,462	$1,198,971
Series 2016-C07,Cl. 2M2, 5.679% [US0001M+435], 5/25/29[2]	870,000	957,738
Series 2017-C02,Cl. 2M1, 2.478% [US0001M+115], 9/25/29[2]	2,171,500	2,188,577
Series 2017-C02,Cl. 2M2, 4.978% [US0001M+365], 9/25/29[2]	1,975,000	2,102,422
Series 2017-C03,Cl. 1M1, 2.279% [US0001M+95], 10/25/29[2]	1,674,012	1,683,085
Series 2017-C06,Cl. 1M1, 2.079% [US0001M+75], 2/25/30[2]	1,062,194	1,064,855
Series 2017-C07,Cl. 1M2, 3.643% [US0001M+240], 5/25/30[2]	1,475,000	1,482,932
Countrywide Alternative Loan Trust:
Series 2005-21CB,Cl. A7, 5.50%, 6/25/35	745,767	714,848
Series 2005-J10,Cl. 1A17, 5.50%, 10/25/35	2,737,486	2,500,715
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%, 12/25/37[10]	8,548	8,394
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.521%, 7/25/35[10]	267,808	269,701
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.639% [US0001M+31], 7/25/35[2]	332,089	331,967
Impac Secured Assets Corp., Series 2004-4, Cl. M4, 2.754% [US0001M+142.5], 2/25/35[2]	5,000,000	4,740,868
RAMP Trust:
Series 2005-RS2,Cl. M4, 2.049% [US0001M+72], 2/25/35[2]	4,469,000	4,470,809
Series 2005-RS6,Cl. M4, 2.304% [US0001M+97.5], 6/25/35[2]	5,700,000	5,717,078
Series 2006-EFC1,Cl. M2, 1.729% [US0001M+40], 2/25/36[2]	5,490,000	5,417,438
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2,Cl. M2, 5.579% [US0001M+425], 11/25/23[2]	1,630,000	1,800,747
Series 2014-DN1,Cl. M3, 5.828% [US0001M+450], 2/25/24[2]	1,180,000	1,365,887
Series 2014-DN2,Cl. M3, 4.928% [US0001M+360], 4/25/24[2]	1,835,000	2,025,962
Series 2014-HQ2,Cl. M3, 5.078% [US0001M+375], 9/25/24[2]	2,270,000	2,564,103
Series 2015-HQA2,Cl. M2, 4.129% [US0001M+280], 5/25/28[2]	239,991	247,948
Series 2016-DNA1,Cl. M2, 4.228% [US0001M+290], 7/25/28[2]	500,000	515,686
Series 2016-DNA2,Cl. M1, 2.578% [US0001M+125], 10/25/28[2]	231,240	231,343
Series 2016-DNA3,Cl. M1, 2.428% [US0001M+110], 12/25/28[2]	717,506	718,785
Series 2016-DNA4,Cl. M1, 2.129% [US0001M+80], 3/25/29[2]	733,003	733,925
Series 2016-DNA4,Cl. M3, 5.129% [US0001M+380], 3/25/29[2]	2,290,000	2,513,859
Series 2016-HQA2,Cl. M1, 2.529% [US0001M+120], 11/25/28[2]	352,777	353,207
Series 2016-HQA3,Cl. M1, 2.129% [US0001M+80], 3/25/29[2]	3,117,743	3,122,586
Series 2016-HQA3,Cl. M3, 5.179% [US0001M+385], 3/25/29[2]	2,180,000	2,397,104
Series 2016-HQA4,Cl. M1, 2.129% [US0001M+80], 4/25/29[2]	1,817,085	1,819,413
Series 2016-HQA4,Cl. M3, 5.229% [US0001M+390], 4/25/29[2]	2,270,000	2,491,687
Series 2017-DNA3,Cl. M2, 3.828% [US0001M+250], 3/25/30[2]	1,050,000	1,060,612
Series 2017-HQA1,Cl. M1, 2.529% [US0001M+120], 8/25/29[2]	1,697,635	1,714,454
Series 2017-HQA1,Cl. M2, 4.879% [US0001M+355], 8/25/29[2]	2,180,000	2,311,013
Series 2017-HQA3,Cl. M1, 1.879% [US0001M+55], 4/25/30[2]	1,839,447	1,839,749
Series 2017-HQA3,Cl. M2, 3.679% [US0001M+235], 4/25/30[2]	2,535,000	2,539,206
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007- GEL2, Cl. A2, 1.649% [US0001M+32], 5/25/37[2,3]	10,275,333	10,217,448
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10,Cl. A7, 3.448%, 10/25/33[10]	438,384	444,045
Series 2005-AR14,Cl. 1A4, 3.325%, 12/25/35[10]	574,005	562,441

14 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust: (Continued)
Series 2005-AR16,Cl. 1A1, 3.001%, 12/25/35[10]	$637,543	$623,442
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15,Cl. 1A2, 3.562%, 9/25/35[10]	1,004,319	975,713
Series 2005-AR15,Cl. 1A6, 3.562%, 9/25/35[10]	513,980	495,729
Series 2005-AR4,Cl. 2A2, 3.357%, 4/25/35[10]	2,449,530	2,464,519
Series 2006-AR10,Cl. 1A1, 3.338%, 7/25/36[10]	345,675	337,555
Series 2006-AR10,Cl. 5A5, 3.388%, 7/25/36[10]	1,611,055	1,627,251
Series 2006-AR2,Cl. 2A3, 3.392%, 3/25/36[10]	224,471	226,731
Series 2006-AR7,Cl. 2A4, 3.336%, 5/25/36[10]	111,745	110,922
Series 2006-AR8,Cl. 2A1, 3.574%, 4/25/36[10]	1,479,905	1,499,147
Series 2006-AR8,Cl. 2A4, 3.574%, 4/25/36[10]	283,534	287,221
Series 2007-16,Cl. 1A1, 6.00%, 12/28/37	219,033	229,507
		110,843,632
Total Mortgage-Backed Obligations (Cost $569,473,966)		576,197,920

U.S. Government Obligations—0.2%
United States Treasury Nts.:
0.75%, 2/28/18[11]	202,000	201,728
1.50%, 5/31/19[11,12,13]	4,530,000	4,512,924
Total U.S. Government Obligations (Cost $4,740,880)		4,714,652

Non-Convertible Corporate Bonds and Notes—22.6%
Consumer Discretionary—2.8%
Auto Components—0.0%
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	1,373,000	1,373,684

Automobiles—0.6%
Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 5/5/20[3]	1,947,000	1,938,071
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,277,000	1,912,946
Ford Motor Credit Co. LLC:
2.425% Sr. Unsec. Nts., 6/12/20	1,506,000	1,500,665
3.664% Sr. Unsec. Nts., 9/8/24	1,526,000	1,537,556
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	631,000	734,215
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	2,051,000	2,054,733
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	666,000	717,200
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[3]	2,363,000	2,320,344
Nissan Motor Acceptance Corp., 2.15% Sr. Unsec. Nts., 9/28/20[3]	1,466,000	1,456,172
Volkswagen Group of America Finance LLC, 2.45% Sr. Unsec. Nts., 11/20/19[3]	2,290,000	2,295,341
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[3]	1,737,000	1,857,079
		18,324,322

Diversified Consumer Services—0.1%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	1,729,000	1,826,256

15 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—0.1%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[3]	$1,210,000	$1,291,675
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	975,000	990,180
Royal Caribbean Cruises Ltd., 2.65% Sr. Unsec. Nts., 11/28/20	2,086,000	2,091,123
		4,372,978

Household Durables—0.5%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20[9]	2,163,000	2,163,115
Leggett & Platt, Inc., 3.50% Sr. Unsec. Nts., 11/15/27	1,178,000	1,169,483
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	2,233,000	2,313,946
Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	1,412,000	1,414,250
5.00% Sr. Unsec. Nts., 11/15/23	2,306,000	2,440,642
5.50% Sr. Unsec. Nts., 4/1/46	669,000	794,324
PulteGroup, Inc., 5.00% Sr. Unsec. Nts., 1/15/27	1,676,000	1,769,940
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	1,720,000	1,788,800
4.875% Sr. Unsec. Nts., 3/15/27	485,000	503,187
		14,357,687

Internet & Catalog Retail—0.2%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	675,000	794,349
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	4,050,000	4,143,285
		4,937,634

Leisure Equipment & Products—0.1%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	2,288,000	2,270,840

Media—0.5%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	928,000	981,041
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47	1,653,000	1,674,636
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec.
Nts., 11/15/22	2,206,000	2,897,713
Historic TW, Inc., 9.15% Debs., 2/1/23	560,000	722,323
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	790,000	828,911
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[3]	1,104,000	1,135,658
6.10% Sr. Unsec. Nts., 2/15/18[3]	752,000	757,934
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,618,000	1,501,992
Time Warner, Inc., 3.875% Sr. Unsec. Nts., 1/15/26	100,000	101,558
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	462,000	439,730
3.45% Sr. Unsec. Nts., 10/4/26	559,000	531,297
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[3]	2,196,000	2,272,860
		13,845,653

Multiline Retail—0.1%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	2,140,000	2,249,675

16 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Specialty Retail—0.4%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	$412,000	$408,863
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	1,381,000	1,482,245
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	2,164,000	2,340,799
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,300,000	2,332,932
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	1,245,000	1,251,225
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	2,318,000	2,258,653
		10,074,717

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[3]	2,183,000	2,236,920
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	1,633,000	1,709,555
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	1,029,000	1,049,580
		4,996,055

Consumer Staples—1.5%
Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	2,720,000	2,715,502
3.65% Sr. Unsec. Nts., 2/1/26	764,000	785,042
4.90% Sr. Unsec. Nts., 2/1/46	545,000	616,614
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	1,561,000	2,456,723
Constellation Brands, Inc., 2.25% Sr. Unsec. Nts., 11/6/20	2,327,000	2,312,301
Molson Coors Brewing Co.:
2.10% Sr. Unsec. Nts., 7/15/21	2,184,000	2,139,067
4.20% Sr. Unsec. Nts., 7/15/46	324,000	322,080
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[3]	2,234,000	2,371,670
		13,718,999

Food & Staples Retailing—0.1%
CVS Health Corp., 2.125% Sr. Unsec. Nts., 6/1/21	2,440,000	2,392,689
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	156,000	155,765
6.90% Sr. Unsec. Nts., 4/15/38	596,000	758,188
		3,306,642

Food Products—0.5%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	1,427,000	1,372,572
8.50% Sr. Unsec. Nts., 6/15/19	2,057,000	2,242,376
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	1,290,000	1,329,331
4.375% Sr. Unsec. Nts., 6/1/46	1,433,000	1,386,963
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[3]	1,303,000	1,374,665
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[3]	2,454,000	2,421,680
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[3]	2,326,000	2,319,020

17 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food Products (Continued)
TreeHouse Foods, Inc., 6.00% Sr. Unsec. Nts., 2/15/24[3]	$1,482,000	$1,557,953
		14,004,560

Tobacco—0.4%
Altria Group, Inc., 4.00% Sr. Unsec. Nts., 1/31/24	1,613,000	1,718,871
BAT Capital Corp.:
2.297% Sr. Unsec. Nts., 8/14/20[3]	2,410,000	2,398,896
3.557% Sr. Unsec. Nts., 8/15/27[3]	1,165,000	1,165,329
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[3]	2,365,000	2,365,117
Philip Morris International, Inc., 2.50% Sr. Unsec. Nts., 11/2/22	2,059,000	2,037,238
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	817,000	998,636
		10,684,087

Energy—2.0%
Energy Equipment & Services—0.2%
Halliburton Co., 5.00% Sr. Unsec. Nts., 11/15/45	551,000	604,729
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,300,000	1,372,159
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[3]	2,205,000	2,205,251
4.00% Sr. Unsec. Nts., 12/21/25[3]	1,276,000	1,333,469
		5,515,608

Oil, Gas & Consumable Fuels—1.8%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	431,000	419,329
6.20% Sr. Unsec. Nts., 3/15/40	423,000	502,485
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[3]	2,156,000	2,356,845
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	895,000	945,344
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	715,000	726,122
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,165,000	1,240,039
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	2,326,000	2,315,227
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	557,000	545,658
Cenovus Energy, Inc., 5.40% Sr. Unsec. Nts., 6/15/47[3]	222,000	227,013
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	2,300,000	2,287,355
Columbia Pipeline Group, Inc.:
3.30% Sr. Unsec. Nts., 6/1/20	2,069,000	2,103,688
4.50% Sr. Unsec. Nts., 6/1/25	1,097,000	1,167,797
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	280,000	316,052
5.95% Sr. Unsec. Nts., 3/15/46	511,000	668,232
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	641,000	666,665
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	638,000	623,502
Energy Transfer Partners LP, 6.625% [US0003M+415.5] Jr. Sub. Perpetual Bonds[2,14]	211,000	208,494
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	566,000	591,946
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	541,000	576,472

18 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Enterprise Products Operating LLC: (Continued) 4.90% Sr. Unsec. Nts., 5/15/46	$271,000	$292,941
EQT Corp., 2.50% Sr. Unsec. Nts., 10/1/20	2,304,000	2,295,878
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	1,874,000	2,005,013
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[3]	16,315,000	17,750,883
Marathon Oil Corp., 4.40% Sr. Unsec. Nts., 7/15/27	1,168,000	1,200,105
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	621,000	656,955
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	982,000	1,052,187
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	1,111,000	1,115,780
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28	1,157,000	1,167,626
Shell International Finance BV, 4.00% Sr. Unsec. Nts., 5/10/46	860,000	881,723
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec. Nts., 10/1/27	1,364,000	1,344,321
Williams Partners LP:
3.75% Sr. Unsec. Nts., 6/15/27	949,000	943,448
5.25% Sr. Unsec. Nts., 3/15/20	996,000	1,056,516
		50,251,641

Financials—9.6%
Capital Markets—2.0%
Apollo Management Holdings LP, 4.00% Sr. Unsec. Nts., 5/30/24[3]	1,355,000	1,390,635
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[3]	958,000	944,068
Brookfield Asset Management, Inc., 4.00% Sr. Unsec. Nts., 1/15/25	2,243,000	2,308,798
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	1,274,000	1,317,354
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	860,000	921,134
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[2,14]	2,245,000	2,393,731
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub. Perpetual Bonds[2,14]	296,000	261,430
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	1,351,000	1,353,717
3.75% Sr. Unsec. Nts., 2/25/26	1,299,000	1,331,802
4.017% [US0003M+137.3] Sr. Unsec. Nts., 10/31/38[2]	946,000	965,445
5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L2,14	28,450,000	29,304,923
Morgan Stanley:
4.375% Sr. Unsec. Nts., 1/22/47	1,657,000	1,770,844
5.00% Sub. Nts., 11/24/25	2,083,000	2,279,607
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[3]	2,188,000	2,318,842
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[2]	991,000	982,325
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	1,318,000	1,323,161
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	1,529,000	1,534,362
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	1,419,000	1,433,270
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[3]	870,000	912,424
4.253% Sr. Unsec. Nts., 3/23/28[3]	943,000	988,862
		56,036,734

19 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks—5.6%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[2]	$2,800,000	$2,894,965
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	2,293,000	2,292,161
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	1,795,000	1,776,185
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[2]	1,235,000	1,277,612
6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[2,14]	16,494,000	18,287,722
7.75% Jr. Sub. Nts., 5/14/38	1,548,000	2,292,398
8.00% [US0003M+363] Jr. Sub. Perpetual Bonds, Series K2,14	10,804,000	10,898,751
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	2,202,000	2,292,165
BB&T Corp., 2.85% Sr. Unsec. Nts., 10/26/24	1,911,000	1,901,012
BNP Paribas SA:
3.50% Sr. Unsec. Nts., 11/16/27[3]	965,000	954,473
4.625% Sub. Nts., 3/13/27[3]	1,582,000	1,687,110
BPCE SA, 4.50% Sub. Nts., 3/15/25[3]	1,565,000	1,632,837
Citigroup, Inc.:
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[2]	2,278,000	2,409,092
4.75% Sub. Nts., 5/18/46	1,093,000	1,177,209
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	1,309,000	1,305,910
2.65% Sr. Unsec. Nts., 5/26/22	553,000	550,015
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[3]	1,872,000	1,848,097
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	2,355,000	2,341,329
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[3]	2,656,000	2,779,350
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	1,368,000	1,411,014
First Republic Bank, 4.375% Sub. Nts., 8/1/46	942,000	943,236
Glencore Funding LLC, 4.00% Sr. Unsec. Nts., 4/16/25[3]	1,298,000	1,318,495
HSBC Holdings plc, 4.041% [US0003M+154.6] Sr. Unsec. Nts., 3/13/28[2]	1,093,000	1,136,823
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	1,470,000	1,495,732
Intesa Sanpaolo SpA, 3.875% Sr. Unsec. Nts., 7/14/27[3]	1,864,000	1,868,474
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[2]	1,829,000	1,849,209
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[2]	3,630,000	3,739,411
6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[2,14]	27,204,000	30,060,420
Lloyds Banking Group plc:
6.413% [US0003M+149.5] Jr. Sub. Perpetual Bonds[2,3,14]	125,000	144,062
6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[2,3,14]	1,913,000	2,233,427
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	2,064,000	2,051,747
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,896,000	1,898,864
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	1,539,000	1,532,900
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[2]	1,636,000	1,639,298
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	991,000	979,176
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	1,402,000	1,396,714
US Bancorp:
3.10% Sub. Nts., 4/27/26	1,365,000	1,357,383
3.15% Sr. Unsec. Nts., 4/27/27	556,000	554,859

20 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Commercial Banks (Continued)
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[2]	$1,938,000	$1,961,747
4.75% Sub. Nts., 12/7/46	1,323,000	1,449,809
5.90% [US0003M+311] Jr. Sub. Perpetual Bonds, Series S2,14	30,350,000	32,891,813
		154,513,006

Consumer Finance—0.2%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	923,000	911,765
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27	1,393,000	1,402,710
Capital One Financial Corp., 3.75% Sr. Unsec. Nts., 3/9/27	918,000	927,521
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	926,000	933,551
4.10% Sr. Unsec. Nts., 2/9/27	932,000	952,200
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[3]	1,657,000	1,738,927
		6,866,674

Diversified Financial Services—0.2%
Berkshire Hathaway Energy Co., 2.00% Sr. Unsec. Nts., 11/15/18	690,000	690,530
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[3]	909,000	926,156
Precision Castparts Corp., 2.50% Sr. Unsec. Nts., 1/15/23	1,364,000	1,355,093
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[2]	2,290,000	2,423,965
		5,395,744

Insurance—1.1%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	1,402,000	1,491,298
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[3]	593,000	577,527
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	1,966,000	1,934,902
Manulife Financial Corp., 4.061% [USISDA05+164.7] Sub. Nts., 2/24/32[2]	1,402,000	1,410,079
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	933,000	1,019,659
MetLife, Inc.:
5.25% [US0003M+357.5] Jr. Sub. Perpetual Bonds[2,14]	1,672,000	1,744,732
10.75% Jr. Sub. Nts., 8/1/39	10,900,000	18,284,750
Nuveen Finance LLC, 4.125% Sr. Unsec. Nts., 11/1/24[3]	1,739,000	1,833,147
Prudential Financial, Inc.:
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[2]	1,849,000	1,962,251
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[2]	426,000	459,015
		30,717,360

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	922,000	981,365
5.90% Sr. Unsec. Nts., 11/1/21	1,053,000	1,172,713
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,182,000	2,209,916
Crown Castle International Corp., 3.65% Sr. Unsec. Nts., 9/1/27	1,156,000	1,148,253
HCP, Inc., 2.625% Sr. Unsec. Nts., 2/1/20	2,382,000	2,393,787
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	2,118,000	2,282,145
Ventas Realty LP/Ventas Capital Corp., 2.00% Sr. Unsec. Nts., 2/15/18	679,000	679,359

21 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
VEREIT Operating Partnership LP, 3.00% Sr. Unsec. Nts., 2/6/19	$859,000	$864,599
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	475,000	475,705
		12,207,842

Thrifts & Mortgage Finance—0.1%
Nationwide Building Society, 4.125% [USISDA05+184.9] Sub. Nts., 10/18/32[2]	1,399,000	1,400,165

Health Care—1.5%
Biotechnology—0.3%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,365,000	1,396,691
4.70% Sr. Unsec. Nts., 5/14/45	420,000	458,223
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	527,000	606,082
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	1,319,000	1,360,768
5.00% Sr. Unsec. Nts., 8/15/45	257,000	283,661
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	922,000	1,036,887
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	2,332,000	2,310,583
3.20% Sr. Unsec. Nts., 9/23/26	2,008,000	1,932,793
		9,385,688

Health Care Equipment & Supplies—0.4%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	2,307,000	2,310,826
3.75% Sr. Unsec. Nts., 11/30/26	2,038,000	2,081,448
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	1,442,000	1,433,637
3.70% Sr. Unsec. Nts., 6/6/27	1,806,000	1,803,210
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	1,883,000	1,948,115
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[3]	89,000	91,225
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	1,049,000	1,198,025
		10,866,486

Health Care Providers & Services—0.4%
Anthem, Inc., 2.50% Sr. Unsec. Nts., 11/21/20	2,403,000	2,405,883
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	3,044,000	3,365,099
Laboratory Corp. of America Holdings:
2.625% Sr. Unsec. Nts., 2/1/20	2,385,000	2,395,646
3.60% Sr. Unsec. Nts., 2/1/25	1,386,000	1,414,389
UnitedHealth Group, Inc., 2.75% Sr. Unsec. Nts., 2/15/23	1,910,000	1,914,906
		11,495,923

Life Sciences Tools & Services—0.2%
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	1,799,000	1,929,297
Quintiles IMS, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[3]	2,151,000	2,258,550

22 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Life Sciences Tools & Services (Continued)
Thermo Fisher Scientific, Inc.:
3.20% Sr. Unsec. Nts., 8/15/27	$1,194,000	$1,177,988
4.15% Sr. Unsec. Nts., 2/1/24	848,000	897,942
		6,263,777

Pharmaceuticals—0.2%
Allergan Funding SCS:
3.00% Sr. Unsec. Nts., 3/12/20	2,286,000	2,308,116
3.80% Sr. Unsec. Nts., 3/15/25	1,710,000	1,723,559
Zoetis, Inc., 3.00% Sr. Unsec. Nts., 9/12/27	556,000	539,460
		4,571,135

Industrials—1.2%
Aerospace & Defense—0.3%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[3]	1,739,000	1,805,374
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	862,000	877,324
Huntington Ingalls Industries, Inc., 3.483% Sr. Unsec. Nts., 12/1/27[3,9]	916,000	916,348
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,295,000	1,470,480
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[3]	635,000	632,005
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	577,000	585,094
3.875% Sr. Unsec. Nts., 3/1/25	628,000	652,262
4.30% Sr. Unsec. Nts., 3/1/24	1,164,000	1,232,851
United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[10]	403,000	402,679
		8,574,417

Air Freight & Couriers—0.0%
FedEx Corp., 4.40% Sr. Unsec. Nts., 1/15/47	489,000	508,605

Building Products—0.1%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27	1,758,000	1,752,164
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	1,577,000	1,542,963
		3,295,127

Commercial Services & Supplies—0.1%
Republic Services, Inc., 3.80% Sr. Unsec. Nts., 5/15/18	1,980,000	1,997,044

Electrical Equipment—0.1%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[3]	2,231,000	2,338,088

Industrial Conglomerates—0.2%
Carlisle Cos, Inc., 3.75% Sr. Unsec. Nts., 12/1/27	1,289,000	1,296,278
Roper Technologies, Inc.:
3.00% Sr. Unsec. Nts., 12/15/20	1,976,000	2,007,984
3.80% Sr. Unsec. Nts., 12/15/26	1,844,000	1,898,886
		5,203,148

23 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery—0.2%
CNH Industrial NV, 3.85% Sr. Unsec. Nts., 11/15/27	$1,291,000	$1,284,762
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	2,365,000	2,350,098
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	514,000	516,469
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	929,000	906,273
		5,057,602

Road & Rail—0.1%
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	444,000	508,379
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	664,000	751,935
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[3]	1,845,000	1,819,315
		3,079,629

Trading Companies & Distributors—0.1%
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	983,000	978,308
3.625% Sr. Unsec. Nts., 4/1/27	1,003,000	999,340
GATX Corp., 3.50% Sr. Unsec. Nts., 3/15/28	1,940,000	1,914,955
United Rentals North America, Inc., 4.625% Sr. Unsec. Nts., 10/15/25	574,000	586,341
		4,478,944

Information Technology—1.1%
Electronic Equipment, Instruments, & Components—0.1%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	1,680,000	1,677,608
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	368,000	402,960
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	1,745,000	1,831,850
		3,912,418

Internet Software & Services—0.1%
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	1,285,000	1,331,581
5.25% Sr. Unsec. Nts., 4/1/25	670,000	732,813
		2,064,394

IT Services—0.3%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,067,000	1,051,801
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	1,678,000	1,690,890
4.75% Sr. Unsec. Nts., 4/15/27	1,729,000	1,843,253
Fidelity National Information Services, Inc., 2.85% Sr. Unsec. Nts., 10/15/18	550,000	553,990
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,036,000	2,038,792
		7,178,726

Semiconductors & Semiconductor Equipment—0.0%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	621,000	746,959

24 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Software—0.4%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	$705,000	$746,406
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[3]	2,296,000	2,326,342
6.02% Sr. Sec. Nts., 6/15/26[3]	1,409,000	1,550,340
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[3]	1,538,000	1,612,008
Oracle Corp.:
2.40% Sr. Unsec. Nts., 9/15/23	1,390,000	1,370,057
2.95% Sr. Unsec. Nts., 5/15/25	1,468,000	1,473,709
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	699,000	694,526
3.90% Sr. Unsec. Nts., 8/21/27	1,151,000	1,153,241
		10,926,629

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,407,000	1,548,378
Hewlett Packard Enterprise Co., 3.60% Sr. Unsec. Nts., 10/15/20	2,248,000	2,304,427
NetApp, Inc., 2.00% Sr. Unsec. Nts., 9/27/19	1,047,000	1,039,578
		4,892,383

Materials—1.0%
Chemicals—0.5%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	831,000	835,145
4.125% Sr. Unsec. Nts., 3/15/35	465,000	474,793
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[3]	1,799,000	1,882,622
Ecolab, Inc., 2.00% Sr. Unsec. Nts., 1/14/19	2,243,000	2,241,735
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	2,001,000	2,156,077
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	1,882,000	1,936,465
3.75% Sr. Unsec. Nts., 3/15/27	581,000	584,078
Sherwin-Williams Co. (The):
3.30% Sr. Unsec. Nts., 2/1/25	638,000	634,579
3.95% Sr. Unsec. Nts., 1/15/26	1,122,000	1,171,800
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[3]	1,405,000	1,397,880
		13,315,174

Construction Materials—0.2%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[3]	839,000	962,646
James Hardie International Finance DAC, 5.875% Sr. Unsec. Nts., 2/15/23[3]	1,077,000	1,137,581
LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[3]	548,000	543,337
Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27	1,714,000	1,752,856
		4,396,420

Containers & Packaging—0.2%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	1,038,000	1,005,171
4.80% Sr. Unsec. Nts., 6/15/44	914,000	986,509

25 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	$525,000	$536,813
4.50% Sr. Unsec. Nts., 11/1/23	1,228,000	1,326,856
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[3]	1,855,000	1,910,650
		5,765,999

Metals & Mining—0.1%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[3]	556,000	552,481
4.00% Sr. Unsec. Nts., 9/11/27[3]	1,010,000	993,727
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	622,000	712,900
		2,259,108

Paper & Forest Products—0.0%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	1,231,000	1,286,395

Telecommunication Services—0.8%
Diversified Telecommunication Services—0.8%
AT&T, Inc.:
3.40% Sr. Unsec. Nts., 8/14/24	945,000	943,098
3.80% Sr. Unsec. Nts., 3/15/22	2,019,000	2,090,493
4.35% Sr. Unsec. Nts., 6/15/45	1,843,000	1,671,191
5.15% Sr. Unsec. Nts., 2/14/50	1,607,000	1,596,917
British Telecommunications plc, 9.125% Sr. Unsec. Nts., 12/15/30	1,965,000	2,922,644
Deutsche Telekom International Finance BV, 2.225% Sr. Unsec. Nts., 1/17/20[3]	2,313,000	2,304,813
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	2,278,000	2,289,409
4.103% Sr. Unsec. Nts., 3/8/27	657,000	673,338
5.213% Sr. Unsec. Nts., 3/8/47	818,000	901,679
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	799,000	1,056,483
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	2,069,000	2,272,652
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	851,000	827,892
4.125% Sr. Unsec. Nts., 8/15/46	1,202,000	1,095,264
4.522% Sr. Unsec. Nts., 9/15/48	1,193,000	1,157,696
		21,803,569

Utilities—1.1%
Electric Utilities—0.7%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[3]	1,003,000	1,047,609
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26	955,000	958,129
Duke Energy Corp.:
3.15% Sr. Unsec. Nts., 8/15/27	1,135,000	1,123,303
3.75% Sr. Unsec. Nts., 9/1/46	460,000	448,568
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	1,392,000	1,399,974
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[3]	1,516,000	1,528,863
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	1,482,000	1,477,899
Enel Finance International NV, 3.625% Sr. Unsec. Nts., 5/25/27[3]	1,173,000	1,155,632

26 OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Electric Utilities (Continued)
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	$602,000	$644,444
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	577,000	642,702
ITC Holdings Corp.:
3.35% Sr. Unsec. Nts., 11/15/27[3]	54,000	54,018
5.30% Sr. Unsec. Nts., 7/1/43	527,000	626,716
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[3]	193,000	195,895
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	368,000	389,844
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[3]	2,055,000	2,209,073
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	1,953,000	2,006,087
Southern Co. Gas Capital Corp., 4.40% Sr. Unsec. Nts., 5/30/47	822,000	866,553
Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	2,039,000	2,026,825
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[3]	1,221,000	1,268,407
		20,070,541

Multi-Utilities—0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25% Sr. Unsec. Nts., 12/1/27	1,208,000	1,207,818
Black Hills Corp., 2.50% Sr. Unsec. Nts., 1/11/19	1,228,000	1,230,134
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	1,052,000	1,047,780
4.90% Sr. Unsec. Nts., 8/1/41	807,000	910,487
NiSource Finance Corp., 3.49% Sr. Unsec. Nts., 5/15/27	1,827,000	1,850,832
Public Service Enterprise Group, Inc., 1.60% Sr. Unsec. Nts., 11/15/19	1,897,000	1,869,283
Virginia Electric & Power Co., 2.95% Sr. Unsec. Nts., 1/15/22	1,555,000	1,578,167
		9,694,501
Total Non-Convertible Corporate Bonds and Notes (Cost $612,995,164)		628,677,392

Convertible Corporate Bond and Note—0.7%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40 (Cost $20,500,000)[4]	20,500,000	20,645,550

Corporate Loans—3.1%
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.333% [LIBOR4+200], 6/1/24[2]	18,829,649	18,919,881
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.333% [LIBOR4+200], 10/6/23[2]	17,000,000	17,159,375
Hilton Wordwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.432% 10/25/23[9,10]	13,640,000	13,726,028
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492% [LIBOR12+325], 10/25/20[2]	3,259,207	2,664,627
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.10%-4.333% 6/9/23[10]	5,939,850	5,949,739
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.317% 8/22/24[9,10]	15,000,000	15,087,885

27 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Loans (Continued)
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.08% 12/14/23[9,10]	$13,616,000	$13,713,899
Total Corporate Loans (Cost $87,412,213)		87,221,434

			Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)
Exchange-Traded Option Purchased—0.2%
S&P 500 Index Call[1] (Cost $2,460,337)		USD	2,640.000	2/16/18	USD 299,706		USD 1	5,218,520

	Counter- party
Over-the-Counter Option Purchased—0.1%
CNH Currency Put[1] (Cost $1,660,802)	GSCO-OT		CNH6.787	11/15/18	CNH 1,068		CNH 532,230	1,593,497
		Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)
Over-the-Counter Interest Rate Swaptions Purchased—0.1%
Interest Rate Swap maturing 1/28/30 Call[1]	GSCOI	Receive	Three- Month USD BBA LIBOR	2.974%	1/24/20	USD	60,450	1,354,495
Interest Rate Swap maturing 11/21/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.850	11/19/18	JPY	512,000	5,791
Interest Rate Swap maturing 11/24/30 Call[1]	BAC	Receive	Three- Month USD BBA LIBOR	2.595	11/20/20	USD	3,000	124,868
Interest Rate Swap maturing 7/25/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	1.050	7/23/18	JPY	2,000,000	1,290

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $3,121,706)								1,486,444

	Shares
Investment Companies—22.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[15,16]	58,584,108	58,584,108
Oppenheimer Master Loan Fund, LLC[15]	15,497,138	258,831,703
Oppenheimer Ultra-Short Duration Fund, Cl. Y15	55,556,110	278,336,112
SPDR Gold Trust Exchange Traded Fund[1,17]	215,700	26,121,270
Total Investment Companies (Cost $627,094,771)		621,873,193

Total Investments, at Value (Cost $3,169,067,375)	114.7%	3,187,343,788
Net Other Assets (Liabilities)	(14.7)	(409,420,238)
Net Assets	100.0%	$2,777,923,550

28 OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $221,678,235 or 7.98% of the Fund’s net assets at period end.

4. Restricted security. The aggregate value of restricted securities at period end was $27,974,794, which represents 1.01% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Blade Engine Securitization Ltd., Series 2006-1A, Cl. A1, 2.25% [LIBOR01M+100], 9/15/41	5/15/13	$1,027,866	$678,228	$(349,638)
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25% Cv. Sr. Unsec. Nts., 12/1/40	9/23/13-10/30/15	20,500,000	20,645,550	145,550
Credit Acceptance Auto Loan Trust, Series 2017-3A, Cl. C, 3.48%, 10/15/26	10/17/17	1,414,775	1,414,775	—
Raspro Trust, Series 2005-1A, Cl. G, 1.725% [LIBOR03M+40], 3/23/24	6/11/13-7/7/15	3,501,979	3,518,739	16,760
Westlake Automobile Receivables Trust, Series 2017-2A, Cl. E, 4.63%, 7/15/24	8/1/17	1,709,993	1,717,502	7,509

		$28,154,613	$27,974,794	$(179,819)

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Consolidated Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,694,271 or 0.28% of the Fund’s net assets at period end.

7. Interest rate is less than 0.0005%.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $84,760 or less than 0.005% of the Fund’s net assets at period end.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,349,904. See Note 6 of the accompanying Consolidated Notes.

29 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

12. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $380,560. See Note 6 of the accompanying Consolidated Notes.

13. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 4 of the accompanying Notes.

14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions		Gross Reductions		Shares November 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	65,992,768	244,381,259		251,789,919		58,584,108
Oppenheimer Master Loan Fund, LLC	15,497,138	—		—		15,497,138
Oppenheimer Ultra-Short Duration Fund, Cl. Y	60,077,426	2,464,712		6,986,028		55,556,110

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$58,584,108	$139,508		$—		$—
Oppenheimer Master Loan Fund, LLC	258,831,703	4,205,804	[a]	(1,394,511)	[a]	(319,945)	[a]
Oppenheimer Ultra-Short Duration Fund, Cl. Y	278,336,112	973,111		—		(1)

Total	$595,751,923	$5,318,423		$(1,394,511)		$(319,946)

a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

16. Rate shown is the 7-day yield at period end.

17. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

Forward Currency Exchange Contracts as of November 30, 2017
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BOA	12/2017	USD	21,834	CAD	26,550	$1,252,492	$—
BOA	11/2018	USD	969	CNH	6,580	—	3,536
BOA	12/2017	USD	1,557	THB	51,000	—	4,634
CITNA-B	12/2017	USD	1,106	AUD	1,465	—	1,822
CITNA-B	11/2018	USD	36,267	CNH	246,180	—	106,054
CITNA-B	12/2017	USD	18,788	JPY	2,024,000	796,694	—
DEU	12/2017	USD	1,069	JPY	120,000	2,500	—
JPM	12/2017	USD	26,989	THB	892,000	—	326,786

30 OPPENHEIMER CAPITAL INCOME FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency	Currency Sold		Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation

TDB	12/2017	USD	19,048	AUD	23,730	$1,100,028	$—

Total Unrealized Appreciation and Depreciation						$3,151,714	$442,832

Futures Contracts as of November 30, 2017
							Unrealized
		Expiration	Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts		(000’s)	Value	(Depreciation)

Euro-BONO	Sell	12/7/17	99	EUR	16,279	$16,445,017	$(166,435)
Euro-BTP	Sell	12/7/17	151	EUR	24,401	25,318,248	(917,004)
Euro-BUND	Buy	12/7/17	270	EUR	52,190	52,292,919	103,140
Euro-OAT	Sell	12/7/17	73	EUR	13,578	13,783,083	(205,485)
United States Treasury Long Bonds	Buy	3/20/18	79	USD	12,067	11,985,781	(81,032)
United States Treasury Nts., 10 yr.	Sell	3/20/18	720	USD	89,798	89,313,750	484,640
United States Treasury Nts., 2 yr	Buy	3/29/18	272	USD	58,361	58,318,500	(42,929)
United States Treasury Nts., 5 yr.	Sell	3/29/18	15	USD	1,748	1,745,156	3,008
United States Ultra Bonds	Buy	3/20/18	384	USD	64,011	63,312,000	(698,990)

							$(1,521,087)

Centrally Cleared Credit Default Swaps at November 30, 2017
				Notional		Premiums		Unrealized
	Buy/Sell	Fixed	Maturity	Amount		Received/		Appreciation/
Reference Asset	Protection	Rate	Date		(000’s)	(Paid)	Value	(Depreciation)

CDX.HY.28	Buy	5.000%	6/20/22	USD	19,800	$1,350,800	$(1,846,288)	$(495,488)
CDX.HY.29	Buy	5.000	12/20/22	USD	1,500	112,100	(128,849)	(16,749)
CDX.IG.23	Sell	1.000	12/20/19	USD	25,000	(177,124)	409,408	232,284
CDX.IG.25	Sell	1.000	12/20/20	USD	4,800	(50,881)	105,739	54,858
CDX.IG.26	Sell	1.000	6/20/21	USD	6,400	(86,068)	152,970	66,902
CDX.IG.28	Sell	1.000	6/20/22	USD	1,940	(35,158)	45,042	9,884
CDX.IG.29	Sell	1.000	12/20/22	USD	2,700	(58,250)	66,236	7,986
CDX.NA.HY.21	Buy	5.000	12/20/18	USD	14,382	890,885	(532,694)	358,191
CDX.NA.HY.25	Buy	5.000	12/20/20	USD	6,548	343,380	(501,802)	(158,422)
Federation of Malayasia	Buy	1.000	12/20/22	USD	33,400	495,512	(632,356)	(136,844)
Federation of Malayasia	Buy	1.000	12/20/22	USD	50,000	720,077	(946,640)	(226,563)
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	32,500	775,487	(1,076,468)	(300,981)
iTraxx.Main.28	Buy	1.000	12/20/22	EUR	1,900	54,835	(60,064)	(5,229)
Neiman Marcus Group LLC (The)	Buy	5.000	12/20/20	USD	3,095	179,341	595,916	775,257

Total Centrally Cleared Credit Default Swaps						$4,514,936	$(4,349,850)	$165,086

31 OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps at November 30, 2017
					Notional		Premiums		Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount		Received/		Appreciation/
Asset	party	Protection	Rate	Date	(000’s)		(Paid)	Value	(Depreciation)

CDX.NA.HY.21	CITNA-B	Sell	5.000%	12/20/18	USD	1,689	$942,651	$(288,236)	$654,415

CDX.NA.HY.21	GSCOI	Sell	5.000	12/20/18	USD	513	280,576	(87,624)	192,952

CDX.NA.HY.25	GSCOI	Sell	5.000	12/20/20	USD	2,121	1,407,556	(826,850)	580,706

Total Over-the-Counter Credit Default Swaps							$2,630,783	$(1,202,710)	$1,428,073

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
	Potential Payments for		Reference
Type of Reference Asset on which	Selling Credit Protection	Amount	Asset Rating
the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Corporate Debt Indexes	$ 4,640,000	$ —	BBB to BBB+
Non-Investment Grade Corporate Debt Indexes	40,522,963	20,929,500	B+ to BB+

Total	$ 45,162,963	$ 20,929,500

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
EUR	Euro
JPY	Japanese Yen
THB	Thailand Baht

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation

32 OPPENHEIMER CAPITAL INCOME FUND

Definitions (Continued)

CDX.HY.28	Markit CDX High Yield Index
CDX.HY.29	Markit CDX High Yield Index
CDX.IG.23	Markit CDX Investment Grade Index
CDX.IG.25	Markit CDX Investment Grade Index
CDX.IG.26	Markit CDX Investment Grade Index
CDX.IG.28	Markit CDX Investment Grade Index
CDX.IG.29	Markit CDX Investment Grade Index
CDX.NA.HY.21	Markit CDX North American High Yield
CDX.NA.HY.25	Markit CDX North American High Yield
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
iTraxx.Main.27	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.28	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
OAT	French Government Bonds
S&P	Standard & Poor’s
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

33 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Capital Income Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Capital Income Fund Cayman Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

    At period end, the Fund owned 10,409 shares with net assets of $26,101,406 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

34 OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

     Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

    Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are

35 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

36 OPPENHEIMER CAPITAL INCOME FUND

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$23,026,711	$—	$—	$23,026,711
Consumer Staples	62,502,845	—	—	62,502,845
Energy	103,026,978	—	—	103,026,978
Financials	170,275,411	—	—	170,275,411
Health Care	134,769,833	12,439,439	—	147,209,272
Industrials	173,799,991	—	—	173,799,991
Information Technology	136,774,830	—	—	136,774,830
Materials	51,391,743	—	—	51,391,743
Telecommunication Services	65,536,118	—	—	65,536,118
Utilities	56,609,430	—	—	56,609,430
Preferred Stocks	29,232,489	6,459,660	—	35,692,149
Asset-Backed Securities	—	213,191,480	678,228	213,869,708
Mortgage-Backed Obligations	—	576,197,920	—	576,197,920
U.S. Government Obligations	—	4,714,652	—	4,714,652
Non-Convertible Corporate Bonds and Notes	—	628,677,392	—	628,677,392
Convertible Corporate Bond and Note	—	20,645,550	—	20,645,550
Corporate Loans	—	87,221,434	—	87,221,434
Exchange-Traded Option Purchased	5,218,520	—	—	5,218,520
Over-the-Counter Option Purchased	—	1,593,497	—	1,593,497
Over-the-Counter Interest Rate Swaptions Purchased	—	1,486,444	—	1,486,444
Investment Companies	363,041,490	258,831,703	—	621,873,193

Total Investments, at Value	1,375,206,389	1,811,459,171	678,228	3,187,343,788
Other Financial Instruments:
Centrally cleared swaps, at value	—	1,375,311	—	1,375,311
Futures contracts	590,788	—	—	590,788
Forward currency exchange contracts	—	3,151,714	—	3,151,714

Total Assets	$1,375,797,177	$1,815,986,196	$678,228	$3,192,461,601

37 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(1,202,710)	$—	$(1,202,710)
Centrally cleared swaps, at value	—	(5,725,161)	—	(5,725,161)
Futures contracts	(2,111,875)	—	—	(2,111,875)
Forward currency exchange contracts	—	(442,832)	—	(442,832)

Total Liabilities	$(2,111,875)	$(7,370,703)	$—	$(9,482,578)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities

38 OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)

sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek income. The Fund’s investment in the Master Fund is included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund. The Fund owns 18.0% of the Master Fund at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

39 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$428,797,218
Sold securities	17,230,884

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $20,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $290,899 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite

40 OPPENHEIMER CAPITAL INCOME FUND

4. Investments and Risks (Continued)

direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the

U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities,

41 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio

42 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

instruments or to increase exposure to foreign exchange rate risk.

    During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $8,405,889 and $114,255,180, respectively.

    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

    During the reporting period, the Fund had an ending monthly average market value of $233,769,802 and $146,692,889 on futures contracts purchased and sold, respectively.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

43 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

    Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid.

Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

    During the reporting period, the Fund had an ending monthly average market value of $3,528,175 and $437,606 on purchased call options and purchased put options, respectively.

    Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

    The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could

44 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

    At period end, the Fund had no written options outstanding.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

    Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

45 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $104,235,649 and $43,280,043 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

    Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised

46 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

    The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

    The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $1,473,142 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $1,932,601.

47 OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the

48 OPPENHEIMER CAPITAL INCOME FUND

6. Use of Derivatives (Continued)

mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

49 OPPENHEIMER CAPITAL INCOME FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018